Goodwill and Intangible Assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		$ 100,060	$ 104,960
Accumulated Amortization		$ (28,900)	$ (53,336)
Weighted-Avg Life		11 years 3 months 18 days	10 years 4 months 24 days
Amortization expense	$ 8,142	$ 9,352	$ 9,479
Estimated Amortization Expense
2016	8,200
2017	7,600
2018	7,000
2019	7,000
2020	6,800
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		83,190	67,540
Accumulated Amortization		$ (13,939)	$ (19,336)
Weighted-Avg Life		12 years 1 month 6 days	11 years
Customer lists/relationships | Applegate
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	25,100
Customer lists/relationships | CytoSport Holdings
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	23,300	$ 21,600
Customer lists/relationships | SKIPPY | China
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired		2,600
Noncompete agreements | Applegate
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Definite-lived intangible assets acquired	$ 1,200
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		7,490	$ 17,854
Accumulated Amortization		$ (6,865)	$ (15,955)
Weighted-Avg Life		7 years 2 months 12 days	8 years 9 months 18 days
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		$ 7,010	$ 14,820
Accumulated Amortization		$ (6,901)	$ (13,542)
Weighted-Avg Life		8 years 1 month 6 days	10 years 2 months 12 days
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount		$ 2,370	$ 4,746
Accumulated Amortization		$ (1,195)	$ (4,503)
Weighted-Avg Life		7 years 6 months	7 years 4 months 24 days